UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual report

MFS® Special Value Trust

4/30/10

MFV-SEM

Managed Distribution Policy Disclosure

The MFS Special Value Trust’s (the fund) Board of Trustees has adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 10.00% of the fund’s average monthly net asset value. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders; however, at this time, there are no reasonably foreseeable circumstances that might cause the termination of the managed distribution policy.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. In accordance with the amounts and sources of distributions reported in the notice to shareholders - the sources of distributions are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’.

MFS® Special Value Trust

New York Stock Exchange Symbol: MFV

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process.

While hurdles remain, we believe that the global economy is on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can help investors by providing the diversification that is important in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Ford Motor Credit Company, 12.0%, 2015	1.5%
Johnson & Johnson	1.1%
Apache Corp.	1.0%
Millar Western Forest Products Ltd., 7.75%, 2013	0.9%
MetLife, Inc.	0.9%
Procter & Gamble Co.	0.9%
Noble Energy, Inc.	0.9%
Texas Competitive Electric Holdings LLC, 10.25%, 2015	0.9%
Lockheed Martin Corp.	0.9%
GMAC LLC, 8.0%, 2013	0.8%

Fixed income sectors (i)
High Yield Corporates	63.1%
Emerging Market Bonds	3.1%
Floating Rate Loans	2.1%
High Grade Corporates	1.7%
Commercial Mortgage-Backed Securities	1.5%
Collateralized Debt Obligations (o)	0.0%

Equity sectors
Financial Services	4.3%
Energy	3.4%
Health Care	2.4%
Utilities & Communications	2.4%
Consumer Staples	2.3%
Basic Materials	2.1%
Leisure	1.9%
Retailing	1.9%
Industrial Goods & Services	1.7%
Autos & Housing	1.2%
Technology	1.0%
Transportation	0.5%

Composition including fixed income credit quality (a)(i)
AAA	0.2%
AA	0.1%
A	0.2%
BBB	2.5%
BB	12.1%
B	30.2%
CCC	22.4%
CC	0.4%
C	0.3%
D	0.7%
Equity	25.1%
Other	5.8%

Portfolio Composition – continued

(a)	Included in the rating categories are: (1) debt securities and fixed income structured products which have long-term public ratings; (2) U.S. Government Securities (all of which are given AAA ratings); and (3) credit default swaps, if applicable, for which the underlying security has a long term public rating. U.S. Government Securities consist of U.S. Treasury securities, and certain securities issued by certain U.S. government agencies or U.S. government-sponsored entities. All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Any equity securities are listed separately. The “Other” category includes cash, other assets, liabilities (including any derivative offsets), short-term and unrated debt securities. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g. AAA). All ratings are subject to change.

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.

(o)	Less than 0.1%.

Percentages are based on net assets as of 4/30/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. Having reached their lower bound on policy rates prior to the beginning of the reporting period, several central banks were implementing quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the beginning of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates. Nonetheless, risky-asset valuation generally hit secular highs by the end of the period.

INVESTMENT OBJECTIVE, PRINCIPAL

INVESTMENT STRATEGIES AND RISKS

OF THE FUND

Investment Objective

The fund’s investment objective is to seek high current income, but may also consider capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in debt instruments.

MFS normally invests the fund’s assets in U.S. Government securities, foreign government securities, mortgage-backed and other asset-backed securities of U.S. and foreign issuers, corporate bonds of U.S. and/or foreign issuers, debt instruments of issuers located in emerging market countries, and/or equity securities. MFS allocates the fund’s assets across these categories with a view toward broad diversification across and within these categories.

MFS may invest up to 100% of the fund’s assets in lower quality debt instruments.

The fund seeks to make a monthly distribution at an annual fixed rate of up to 10% of the fund’s average monthly net asset value.

MFS may invest the fund’s assets in mortgage dollar rolls.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political, and regulatory conditions. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

If approved by the fund’s Board of Trustees, the fund may use leverage through the issuance of preferred shares, borrowing from banks, and/or other methods of creating leverage, and investing the proceeds pursuant to its investment strategies.

Investment Objective, Principal Investment Strategies and Risks of the Fund – continued

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Risks

The portfolio’s yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will generally be subject to greater price fluctuations than those with shorter maturities. Mortgage securities are subject to prepayment risk which can offer less potential for gains in a declining interest rate environment and greater potential for loss in a rising interest rate environment. Derivatives can be highly volatile and involve risks in addition to those of the underlying indicators in whose value the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Lower quality debt securities involve substantially greater risk of default and their value can decline significantly over time. Stock markets are volatile and can decline due to adverse issuer, market, industry, political, regulatory or economic conditions. The value of the portfolio’s equity investments will fluctuate in response to many factors including company specific factors as well as general market, economic, political and regulatory conditions. Foreign investments can be more volatile than U.S. investments. Changes in currency exchange rates can affect the U.S. dollar rate of foreign currency investments and investments denominated in foreign currency. When you sell your shares, they may be worth more or less than the amount you paid for them. Please see the fund’s registration statement for further information regarding these and other risk considerations. A copy of the fund’s registration statement on Form N-2 is available on the EDGAR database on the Securities and Exchange Commission’s Internet Web site at http://sec.gov.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase common shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO MANAGERS’ PROFILES

John Addeo	—	Investment Officer of MFS; employed in the investment management area of MFS since 1998. Portfolio manager of the Fund since 2002.

David Cole	—	Investment Officer of MFS; employed in the investment management area of MFS since 2004. High Yield Analyst at Franklin Templeton Investments from 1999 to 2004. Portfolio manager of the Fund since 2006.

Brooks Taylor	—	Investment Officer of MFS; employed in the investment management area of MFS since 1996. Portfolio manager of the Fund since 2009.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that the fund’s net investment income and net capital gains are insufficient to meet the fund’s target annual distribution rate. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. In addition, distributions of current year long-term gains may be recharacterized as ordinary income. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

The fund’s target annual distribution rate is calculated based on an annual rate of 10% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average daily net assets.

DIVIDEND REINVESTMENT AND

CASH PURCHASE PLAN

The fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) that allows common shareholders to reinvest either all of the distributions paid by the fund or only the long-term capital gains. Generally, purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a price of either the net asset value or 95% of the market price, whichever is greater. You can also buy shares on a quarterly basis in any amount $100 and over. The Plan Agent will purchase shares under the Cash Purchase Plan on the 15th of January, April, July, and October or shortly thereafter.

If shares are registered in your own name, new shareholders will automatically participate in the Plan, unless you have indicated that you do not wish to participate. If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you may wish to request that your shares be re-registered in your own name so that you can participate. There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the fund. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the transaction expenses, including commissions. Dividends and capital gains distributions are taxable whether received in cash or reinvested in additional shares – the automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

You may withdraw from the Plan at any time by going to the Plan Agent’s website at www.computershare.com, by calling 1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time or by writing to the Plan Agent at P.O. Box 43078, Providence, RI 02940-3078. Please have available the name of the fund and your account number. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the Plan, you can receive the value of the reinvested shares in one of three ways: your full shares will be held in your account, the Plan Agent will sell your shares and send the proceeds to you, or you may transfer your full shares to your investment professional who can hold or sell them. Additionally, the Plan Agent will sell your fractional shares and send the proceeds to you.

If you have any questions or for further information or a copy of the Plan, contact the Plan Agent Computershare Trust Company, N.A. (the Transfer Agent for the fund) at 1-800-637-2304, at the Plan Agent’s website at www.computershare.com, or by writing to the Plan Agent at P.O. Box 43078, Providence, RI 02940-3078.

PORTFOLIO OF INVESTMENTS

4/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 67.7%
Issuer	Shares/Par	Value ($)

Aerospace - 1.0%
BE Aerospace, Inc., 8.5%, 2018	$ 90,000	$96,300
Bombardier, Inc., 7.5%, 2018 (n)	105,000	111,300
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	203,000	178,133
Oshkosh Corp., 8.25%, 2017 (n)	15,000	15,788
Oshkosh Corp., 8.5%, 2020 (n)	55,000	57,888
Spirit AeroSystems Holdings, Inc., 7.5%, 2017 (n)	45,000	46,013

		$505,422
Airlines - 0.8%
American Airlines Pass-Through Trust, 7.377%, 2019	$ 75,158	$63,885
Continental Airlines, Inc., 7.339%, 2014	284,994	277,156
Delta Air Lines, Inc., 7.711%, 2013	50,000	50,000

		$391,041
Apparel Manufacturers - 0.4%
Hanesbrands, Inc., 8%, 2016	$ 95,000	$99,275
Levi Strauss & Co., 9.75%, 2015	80,000	84,100
Propex Fabrics, Inc., 10%, 2012 (d)	395,000	395

		$183,770
Asset Backed & Securitized - 1.5%
Anthracite Ltd., CDO, 6%, 2037 (z)	$450,000	$22,500
Banc of America Commercial Mortgage, Inc., FRN, 6.001%, 2051	77,897	65,083
Banc of America Commercial Mortgage, Inc., FRN, 6.416%, 2051 (z)	328,951	90,868
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2049	220,000	45,342
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	72,952	61,075
Falcon Franchise Loan LLC, FRN, 3.968%, 2025 (i)(z)	399,852	14,075
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.936%, 2049	142,189	49,502
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.936%, 2049	217,049	68,005
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.936%, 2049	595,809	169,541
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.26%, 2051	95,000	32,557
Merrill Lynch Mortgage Trust, FRN, 6.019%, 2050	95,000	28,666
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.902%, 2050	64,000	49,794

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset Backed & Securitized - continued
Morgan Stanley Capital I, Inc., FRN, 1.258%, 2039 (i)(z)	$600,944	$19,531
Preferred Term Securities XII Ltd., CDO, 0%, 2033 (a)(e)(z)	225,000	45
Preferred Term Securities XVI Ltd., CDO, 0%, 2035 (a)(e)(z)	300,000	30
Preferred Term Securities XVII Ltd., CDO, 0%, 2035 (a)(e)(z)	187,000	19
Wachovia Bank Commercial Mortgage Trust, FRN, 5.882%, 2047	142,497	28,619
Wachovia Bank Commercial Mortgage Trust, FRN, 5.942%, 2047	89,972	15,716

		$760,968
Automotive - 2.2%
Allison Transmission, Inc., 11%, 2015 (n)	$145,000	$156,600
Ford Motor Credit Co. LLC, 12%, 2015	595,000	719,923
General Motors Corp., 7.125%, 2013 (d)	235,000	86,950
Goodyear Tire & Rubber Co., 10.5%, 2016	105,000	116,944

		$1,080,417
Basic Industry - 0.2%
TriMas Corp., 9.75%, 2017 (n)	$100,000	$103,125

Broadcasting - 4.8%
Allbritton Communications Co., 8%, 2018 (z)	$ 55,000	$55,000
Bonten Media Acquisition Co., 9%, 2015 (p)(z)	181,478	79,994
Gray Television, Inc., 10.5%, 2015 (z)	35,000	35,131
Intelsat Jackson Holdings Ltd., 9.5%, 2016	260,000	276,250
Lamar Media Corp., 6.625%, 2015	170,000	167,450
LBI Media Holdings, Inc., 11%, 2013	425,000	348,500
LBI Media, Inc., 8.5%, 2017 (z)	90,000	77,513
LIN TV Corp., 6.5%, 2013	160,000	158,400
Local TV Finance LLC, 9.25%, 2015 (p)(z)	231,525	162,325
Newport Television LLC, 13%, 2017 (n)(p)	213,862	184,114
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)	209,947	192,830
Nexstar Broadcasting Group, Inc., 7%, 2014	69,000	63,480
Salem Communications Corp., 9.625%, 2016	35,000	37,450
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	55,000	58,438
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	105,000	107,100
Univision Communications, Inc., 12%, 2014 (n)	65,000	71,825
Univision Communications, Inc., 9.75%, 2015 (n)(p)	315,559	281,768
Young Broadcasting, Inc., 8.75%, 2014 (d)	405,000	932

		$2,358,500
Brokerage & Asset Managers - 0.7%
E*TRADE Financial Corp., 7.875%, 2015	$ 40,000	$38,650
Janus Capital Group, Inc., 6.95%, 2017	205,000	208,844

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Brokerage & Asset Managers - continued
Nuveen Investments, Inc., 10.5%, 2015		$110,000	$110,000

			$357,494
Building - 1.9%
Associated Materials, Inc., 11.25%, 2014		$230,000	$237,475
Building Materials Holding Corp., 7%, 2020 (n)		70,000	71,050
CEMEX Finance Europe B.V., 9.625%, 2017 (n)	EUR	60,000	82,483
Goodman Global, Inc., 13.5%, 2016		$90,000	100,913
Masco Corp., 7.125%, 2020		50,000	51,291
Nortek, Inc., 11%, 2013		205,844	222,312
Ply Gem Industries, Inc., 11.75%, 2013		70,000	74,463
Ply Gem Industries, Inc., 13.125%, 2014 (n)		80,000	83,200

			$923,187
Business Services - 1.8%
First Data Corp., 9.875%, 2015		$285,000	$260,775
First Data Corp., 11.25%, 2016		80,000	66,800
Iron Mountain, Inc., 6.625%, 2016		140,000	140,175
SunGard Data Systems, Inc., 9.125%, 2013		45,000	46,181
SunGard Data Systems, Inc., 10.25%, 2015		290,000	305,588
Terremark Worldwide, Inc., 12.25%, 2017 (n)		55,000	63,250

			$882,769
Cable TV - 2.0%
Cablevision Systems Corp., 8.625%, 2017 (n)		$40,000	$42,200
Charter Communications Holding Co. LLC, 7.875%, 2018 (z)		25,000	25,438
Charter Communications Holding Co. LLC, 8.125%, 2020 (z)		15,000	15,338
Charter Communications, Inc., 10.875%, 2014 (n)		70,000	79,100
CSC Holdings, Inc., 8.5%, 2014 (n)		50,000	53,625
CSC Holdings, Inc., 8.5%, 2015 (n)		165,000	175,725
Mediacom LLC, 9.125%, 2019 (n)		105,000	108,150
Videotron LTEE, 6.875%, 2014		45,000	45,563
Virgin Media Finance PLC, 9.125%, 2016		303,000	323,453
Virgin Media Finance PLC, 9.5%, 2016		100,000	109,750

			$978,342
Chemicals - 2.2%
Ashland, Inc., 9.125%, 2017 (n)		$140,000	$159,600
Hexion Finance Escrow LLC, 8.875%, 2018 (n)		120,000	118,050
Hexion Specialty Chemicals, Inc., 9.75%, 2014		100,000	103,250
Lumena Resources Corp., 12%, 2014 (n)		250,000	238,570
Lyondell Chemical Co., 11%, 2018		77,304	84,519
Momentive Performance Materials, Inc., 12.5%, 2014 (n)		163,000	183,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - continued
Momentive Performance Materials, Inc., 11.5%, 2016	$ 92,000	$89,700
Solutia, Inc., 7.875%, 2020	105,000	108,413

		$1,085,477
Computer Software - Systems - 0.2%
DuPont Fabros Technology, Inc., 8.5%, 2017 (n)	$ 95,000	$98,563

Consumer Products - 0.8%
ACCO Brands Corp., 10.625%, 2015 (n)	$ 15,000	$16,613
ACCO Brands Corp., 7.625%, 2015	60,000	57,150
Central Garden & Pet Co., 8.25%, 2018	75,000	76,688
Easton-Bell Sports, Inc., 9.75%, 2016 (n)	55,000	58,575
Libbey Glass, Inc., 10%, 2015 (n)	85,000	89,781
Visant Holding Corp., 8.75%, 2013	95,000	96,900

		$395,707
Consumer Services - 1.1%
KAR Holdings, Inc., 10%, 2015	$215,000	$227,900
KAR Holdings, Inc., FRN, 4.248%, 2014	75,000	70,219
Realogy Corp., 10.5%, 2014	40,000	37,300
Ticketmaster Entertainment, Inc., 10.75%, 2016	175,000	196,875

		$532,294
Containers - 0.9%
Graham Packaging Holdings Co., 9.875%, 2014	$305,000	$317,963
Owens-Illinois, Inc., 7.375%, 2016	130,000	137,800

		$455,763
Defense Electronics - 0.0%
ManTech International Corp., 7.25%, 2018 (z)	$ 20,000	$20,425

Electronics - 0.5%
Freescale Semiconductor, Inc., 8.875%, 2014	$105,000	$103,425
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	50,000	54,000
Freescale Semiconductor, Inc., 9.25%, 2018 (z)	70,000	72,800

		$230,225
Emerging Market Quasi-Sovereign - 0.5%
OAO Gazprom, 9.625%, 2013	$ 60,000	$68,025
Petroleos de Venezuela S.A., 5.25%, 2017	250,000	162,188

		$230,213
Emerging Market Sovereign - 0.3%
Republic of Argentina, 7%, 2011	$167,000	$163,962

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - 3.4%
Berry Petroleum Co., 10.25%, 2014	$ 85,000	$94,138
Chaparral Energy, Inc., 8.875%, 2017	185,000	180,375
Chesapeake Energy Corp., 9.5%, 2015	25,000	27,406
Forest Oil Corp., 8.5%, 2014	110,000	116,875
Hilcorp Energy I LP, 9%, 2016 (n)	160,000	164,800
McMoRan Exploration Co., 11.875%, 2014	145,000	154,788
Newfield Exploration Co., 6.625%, 2016	50,000	50,625
OPTI Canada, Inc., 8.25%, 2014	225,000	216,000
Penn Virginia Corp., 10.375%, 2016	160,000	175,200
Petrohawk Energy Corp., 10.5%, 2014	60,000	66,300
Pioneer Natural Resources Co., 6.875%, 2018	105,000	108,338
Pioneer Natural Resources Co., 7.5%, 2020	105,000	111,588
SandRidge Energy, Inc., 8%, 2018 (n)	100,000	98,250
Southwestern Energy Co., 7.5%, 2018	105,000	114,713

		$1,679,396
Energy - Integrated - 0.2%
CCL Finance Ltd., 9.5%, 2014 (n)	$105,000	$120,225

Entertainment - 0.9%
AMC Entertainment, Inc., 11%, 2016	$155,000	$165,850
AMC Entertainment, Inc., 8.75%, 2019	200,000	212,000
Cinemark USA, Inc., 8.625%, 2019	75,000	79,500

		$457,350
Financial Institutions - 3.3%
CIT Group, Inc., 7%, 2014	$130,000	$125,450
CIT Group, Inc., 7%, 2017	370,000	351,963
Credit Acceptance Corp., 9.125%, 2017 (z)	60,000	62,700
GMAC, Inc., 7%, 2012	40,000	40,650
GMAC, Inc., 6.75%, 2014	220,000	219,450
GMAC, Inc., 8%, 2031	414,000	403,650
International Lease Finance Corp., 5.625%, 2013	330,000	306,422
International Lease Finance Corp., 8.75%, 2017 (n)	25,000	24,813
Nationstar Mortgage LLC, 10.875%, 2015 (z)	80,000	77,200

		$1,612,298
Food & Beverages - 1.0%
ARAMARK Corp., 8.5%, 2015	$105,000	$107,756
B&G Foods, Inc., 7.625%, 2018	45,000	46,238
Constellation Brands, Inc., 7.25%, 2016	55,000	56,444
Pinnacle Foods Finance LLC, 9.25%, 2015	130,000	135,200
Smithfield Foods, Inc., 7.75%, 2017	55,000	54,381

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - continued
TreeHouse Foods, Inc., 7.75%, 2018		$80,000	$83,400

			$483,419
Forest & Paper Products - 2.5%
Abitibi-Consolidated, Inc., 7.4%, 2018 (d)		$130,000	$28,275
Boise, Inc., 8%, 2020 (n)		105,000	108,150
Cascades, Inc., 7.75%, 2017 (n)		70,000	71,225
Cellu Tissue Holdings, Inc., 11.5%, 2014		175,000	195,563
Georgia-Pacific Corp., 7.125%, 2017 (n)		115,000	121,325
Georgia-Pacific Corp., 8%, 2024		105,000	113,400
Georgia-Pacific Corp., 7.25%, 2028		30,000	30,450
Jefferson Smurfit Corp., 8.25%, 2012 (d)		55,000	55,206
JSG Funding PLC, 7.75%, 2015		30,000	29,288
Millar Western Forest Products Ltd., 7.75%, 2013		470,000	433,575
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	50,000	69,235

			$1,255,692
Gaming & Lodging - 4.1%
Ameristar Casinos, Inc., 9.25%, 2014		$65,000	$68,250
Boyd Gaming Corp., 6.75%, 2014		85,000	78,625
Firekeepers Development Authority, 13.875%, 2015 (n)		190,000	220,400
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2049 (d)(n)		290,000	3,988
Gaylord Entertainment Co., 6.75%, 2014		90,000	87,075
GWR Operating Partnership LLP, 10.875%, 2017 (z)		100,000	99,500
Harrah’s Operating Co., Inc., 11.25%, 2017		100,000	109,000
Harrah’s Operating Co., Inc., 10%, 2018		210,000	181,650
Harrah’s Operating Co., Inc., 10%, 2018		66,000	57,090
Host Hotels & Resorts, Inc., 9%, 2017 (n)		65,000	70,850
MGM Mirage, 10.375%, 2014 (n)		20,000	21,900
MGM Mirage, 7.5%, 2016		145,000	127,963
MGM Mirage, 11.125%, 2017 (n)		60,000	68,175
MGM Mirage, 11.375%, 2018 (n)		150,000	154,125
MGM Mirage, 9%, 2020 (n)		15,000	15,750
Midwest Gaming, Inc., 11.625%, 2016 (n)		30,000	30,825
MTR Gaming Group, Inc., 9%, 2012		80,000	67,600
Newland International Properties Corp., 9.5%, 2014 (n)		156,000	141,765
Penn National Gaming, Inc., 8.75%, 2019 (n)		105,000	109,463
Pinnacle Entertainment, Inc., 7.5%, 2015		85,000	81,813
Royal Caribbean Cruises Ltd., 7%, 2013		40,000	41,500
Royal Caribbean Cruises Ltd., 11.875%, 2015		90,000	108,450
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		55,000	56,650
Station Casinos, Inc., 6%, 2012 (d)		208,000	15,080
Station Casinos, Inc., 6.5%, 2014 (d)		345,000	3,019

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - continued
Station Casinos, Inc., 6.875%, 2016 (d)	$565,000	$4,972
Station Casinos, Inc., 7.75%, 2016 (d)	72,000	3,690

		$2,029,168
Industrial - 0.9%
Altra Holdings, Inc., 8.125%, 2016 (n)	$ 70,000	$71,138
Aquilex Corp., 11.125%, 2016 (n)	45,000	48,825
Baldor Electric Co., 8.625%, 2017	175,000	185,063
Great Lakes Dredge & Dock Corp., 7.75%, 2013	85,000	85,956
Johnsondiversey Holdings, Inc., 8.25%, 2019 (n)	65,000	68,250

		$459,232
Insurance - 0.9%
American International Group, Inc., 8.175%, to 2038, FRN to 2058	$195,000	$168,919
ING Groep N.V., 5.775% to 2015, FRN to 2049	290,000	250,250

		$419,169
Insurance - Property & Casualty - 1.0%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$185,000	$215,525
USI Holdings Corp., 9.75%, 2015 (z)	310,000	298,375

		$513,900
Machinery & Tools - 0.4%
Case Corp., 7.25%, 2016	$ 50,000	$52,125
Rental Service Corp., 9.5%, 2014	135,000	138,713

		$190,838
Major Banks - 0.6%
Bank of America Corp., 8% to 2018, FRN to 2049	$160,000	$161,067
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	100,000	73,500
Royal Bank of Scotland Group PLC, FRN, 7.648%, 2049	100,000	85,500

		$320,067
Medical & Health Technology & Services - 5.2%
Biomet, Inc., 11.625%, 2017	$355,000	$397,600
DaVita, Inc., 6.625%, 2013	71,000	71,710
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	120,000	135,000
HCA, Inc., 9%, 2014	320,000	331,200
HCA, Inc., 9.25%, 2016	115,000	124,344
HCA, Inc., 8.5%, 2019 (n)	100,000	109,875
HealthSouth Corp., 8.125%, 2020	155,000	156,550
Psychiatric Solutions, Inc., 7.75%, 2015	65,000	66,300
Psychiatric Solutions, Inc., 7.75%, 2015 (n)	35,000	35,700
Surgical Care Affiliates, Inc., 10%, 2017 (n)	185,000	186,388

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Tenet Healthcare Corp., 9.25%, 2015	$170,000	$181,900
U.S. Oncology, Inc., 10.75%, 2014	130,000	135,525
United Surgical Partners International, Inc., 8.875%, 2017	30,000	31,238
United Surgical Partners International, Inc., 9.25%, 2017 (p)	50,000	52,500
Universal Hospital Services, Inc., 8.5%, 2015 (p)	185,000	183,613
Universal Hospital Services, Inc., FRN, 3.859%, 2015	35,000	29,925
Vanguard Health Systems, Inc., 8%, 2018 (n)	115,000	113,850
VWR Funding, Inc., 10.25%, 2015 (p)	221,812	234,012

		$2,577,230
Metals & Mining - 1.3%
Bumi Capital Pte Ltd., 12%, 2016	$100,000	$110,380
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	85,000	87,125
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	85,000	87,550
CONSOL Energy, Inc., 8%, 2017 (n)	75,000	79,219
CONSOL Energy, Inc., 8.25%, 2020 (n)	50,000	53,250
FMG Finance Ltd., 10.625%, 2016 (n)	115,000	135,125
U.S. Steel Corp., 7.375%, 2020	75,000	77,063

		$629,712
Natural Gas - Distribution - 0.2%
Ferrellgas Partners LP, 8.625%, 2020	$105,000	$106,838

Natural Gas - Pipeline - 1.4%
Atlas Pipeline Partners LP, 8.125%, 2015	$145,000	$142,825
Atlas Pipeline Partners LP, 8.75%, 2018	145,000	142,825
Crosstex Energy, Inc., 8.875%, 2018 (n)	50,000	52,000
El Paso Corp., 8.25%, 2016	75,000	81,375
El Paso Corp., 7%, 2017	55,000	56,506
El Paso Corp., 7.75%, 2032	55,000	55,111
MarkWest Energy Partners LP, 6.875%, 2014	120,000	117,600
MarkWest Energy Partners LP, 8.75%, 2018	30,000	31,088

		$679,330
Network & Telecom - 1.5%
Cincinnati Bell, Inc., 8.75%, 2018	$120,000	$121,500
Citizens Communications Co., 9%, 2031	40,000	40,400
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	185,000	198,181
Qwest Communications International, Inc., 7.125%, 2018 (n)	105,000	108,413
Qwest Corp., 8.375%, 2016	60,000	68,400
Windstream Corp., 8.625%, 2016	200,000	204,750

		$741,644

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Oil Services - 1.0%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$150,000	$138,000
Basic Energy Services, Inc., 7.125%, 2016	50,000	44,375
Edgen Murray Corp., 12.25%, 2015 (z)	40,000	39,400
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	85,000	88,506
Pioneer Drilling Co., 9.875%, 2018 (n)	80,000	82,400
Trico Shipping A.S., 11.875%, 2014 (n)	105,000	106,181

		$498,862
Oils - 0.5%
Alliance Oil Co. Ltd., 9.875%, 2015 (n)	$125,000	$128,125
Petroplus Holdings AG, 9.375%, 2019 (n)	100,000	95,500

		$223,625
Other Banks & Diversified Financials - 0.9%
Capital One Financial Corp., 10.25%, 2039	$130,000	$156,000
CenterCredit International B.V., 8.625%, 2014	100,000	102,500
LBG Capital No.1 PLC, 7.875%, 2020 (n)	100,000	91,500
Santander UK PLC, 8.963% to 2030, FRN to 2049	100,000	111,058

		$461,058
Precious Metals & Minerals - 0.1%
Teck Resources Ltd., 10.25%, 2016	$ 35,000	$42,175

Printing & Publishing - 1.5%
American Media Operations, Inc., 9%, 2013 (p)(z)	$ 22,651	$13,681
American Media Operations, Inc., 14%, 2013 (p)(z)	231,735	134,046
McClatchy Co., 11.5%, 2017 (n)	80,000	85,600
Morris Publishing Group LLC, 10%, 2014	76,463	72,066
Nielsen Finance LLC, 10%, 2014	190,000	199,500
Nielsen Finance LLC, 11.5%, 2016	95,000	107,825
Nielsen Finance LLC, 12.5%, 2016	141,000	136,770

		$749,488
Railroad & Shipping - 0.2%
Kansas City Southern Railway, 8%, 2015	$ 75,000	$79,313

Real Estate - 0.3%
CB Richard Ellis Group, Inc., 11.625%, 2017	$120,000	$136,200

Retailers - 3.2%
Couche-Tard, Inc., 7.5%, 2013	$ 55,000	$56,100
Dollar General Corp., 11.875%, 2017 (p)	62,000	72,850
Express Parent LLC, 8.75%, 2018 (n)	65,000	66,950

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - continued
General Nutrition Centers, Inc., FRN, 4.893%, 2014 (p)	$210,000	$200,025
Limited Brands, Inc., 6.9%, 2017	75,000	78,000
Limited Brands, Inc., 6.95%, 2033	40,000	36,000
Macy’s, Inc., 5.75%, 2014	120,000	125,550
Macy’s, Inc., 5.9%, 2016	125,000	128,750
Neiman Marcus Group, Inc., 10.375%, 2015	225,000	237,094
QVC, Inc., 7.375%, 2020 (z)	50,000	50,750
Sally Beauty Holdings, Inc., 10.5%, 2016	230,000	252,425
Toys “R” Us, Inc., 7.625%, 2011	45,000	46,688
Toys “R” Us, Inc., 10.75%, 2017 (n)	140,000	158,900
Toys “R” Us, Inc., 8.5%, 2017 (n)	60,000	63,450

		$1,573,532
Specialty Stores - 0.4%
Payless ShoeSource, Inc., 8.25%, 2013	$191,000	$195,298

Supermarkets - 0.1%
SUPERVALU, Inc., 8%, 2016	$ 70,000	$71,225

Telecommunications - Wireless - 2.6%
Clearwire Corp., 12%, 2015 (n)	$145,000	$150,438
Cricket Communications, Inc., 7.75%, 2016	95,000	98,563
Crown Castle International Corp., 9%, 2015	80,000	85,900
Crown Castle International Corp., 7.75%, 2017 (n)	60,000	65,250
Crown Castle International Corp., 7.125%, 2019	50,000	50,250
Digicel Group Ltd., 10.5%, 2018 (n)	165,000	176,138
NII Holdings, Inc., 10%, 2016 (n)	95,000	105,450
SBA Communications Corp., 8.25%, 2019 (n)	35,000	37,538
Sprint Capital Corp., 6.875%, 2028	50,000	43,500
Sprint Nextel Corp., 8.375%, 2017	140,000	144,725
Sprint Nextel Corp., 8.75%, 2032	65,000	65,000
Wind Acquisition Finance S.A., 12%, 2015 (n)	225,000	240,188

		$1,262,940
Telephone Services - 0.2%
Frontier Communications Corp., 8.125%, 2018	$115,000	$117,875

Tobacco - 0.2%
Alliance One International, Inc., 10%, 2016 (n)	$ 90,000	$95,400

Transportation - Services - 0.7%
Commercial Barge Line Co., 12.5%, 2017	$170,000	$186,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - Services - continued
Hertz Corp., 8.875%, 2014	$175,000	$180,688

		$366,838
Utilities - Electric Power - 3.2%
AES Corp., 8%, 2017	$285,000	$293,550
Calpine Corp., 8%, 2016 (n)	125,000	129,375
Dynegy Holdings, Inc., 7.5%, 2015 (n)	85,000	74,375
Dynegy Holdings, Inc., 7.75%, 2019	155,000	124,000
Edison Mission Energy, 7%, 2017	355,000	258,706
Energy Future Holdings Corp., 10%, 2020 (n)	100,000	105,000
NGC Corp. Capital Trust, 8.316%, 2027	275,000	167,750
Texas Competitive Electric Holdings LLC, 10.25%, 2015	545,000	408,750

		$1,561,506
Total Bonds (Identified Cost, $35,142,444)		$33,448,507

Floating Rate Loans (g)(r) - 2.0%
Aerospace - 0.1%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$ 67,148	$67,274

Automotive - 0.1%
Accuride Corp., Term Loan, 9.75%, 2013	$ 22,909	$22,886

Broadcasting - 0.6%
Gray Television, Inc., Term Loan B, 3.8%, 2014	$ 52,111	$51,026
Local TV Finance LLC, Term Loan B, 2.3%, 2013	11,520	10,531
Young Broadcasting, Inc., Incremental Term Loan, 4.75%, 2012 (d)	70,034	66,649
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)	189,973	180,791

		$308,997
Building - 0.2%
Roofing Supply Group, Inc., Term Loan, 7.24%, 2013	$119,061	$116,084

Financial Institutions - 0.1%
American General Financial Corp., Term Loan B, 7.25%, 2015	$ 19,048	$19,081

Gaming & Lodging - 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)	$450,000	$27,750

Printing & Publishing - 0.2%
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)	$152,393	$98,511

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Real Estate - 0.1%
Realogy Corp., Letter of Credit, 2013 (o)	$ 13,275	$11,995
Realogy Corp., Term Loan, 2013 (o)	49,305	44,553

		$56,548
Specialty Stores - 0.1%
Michaels Stores, Inc., Term Loan B1, 2.53%, 2013	$ 68,759	$65,847

Utilities - Electric Power - 0.4%
Texas Competitive Electric Holdings Co. LLC, Term Loan B-2, 3.75%, 2014	$123,130	$100,828
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.75%, 2014	130,454	106,103

		$206,931
Total Floating Rate Loans (Identified Cost, $1,263,685)		$989,909

Common Stocks - 24.4%
Aerospace - 0.9%
Lockheed Martin Corp.	5,010	$425,275

Automotive - 0.8%
Johnson Controls, Inc.	11,670	$391,995

Broadcasting - 0.9%
Dex One Corp. (a)	1,708	$51,769
Omnicom Group, Inc.	8,710	371,569
Supermedia, Inc. (a)	172	7,723

		$431,061
Brokerage & Asset Managers - 0.7%
Charles Schwab Corp.	18,900	$364,581

Chemicals - 1.9%
3M Co.	3,330	$295,271
LyondellBasell Industries N.V., “A” (a)	8,096	180,541
LyondellBasell Industries N.V., “B” (a)	5,144	115,740
PPG Industries, Inc.	4,930	346,924

		$938,476
Computer Software - Systems - 0.7%
Hewlett-Packard Co.	6,860	$356,514

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 0.4%
Nortek, Inc. (a)	4,694	$220,618

Consumer Products - 0.9%
Procter & Gamble Co.	7,140	$443,822

Electrical Equipment - 0.8%
Danaher Corp.	4,980	$419,714

Energy - Independent - 2.5%
Anadarko Petroleum Corp.	4,920	$305,827
Apache Corp.	4,800	488,448
Noble Energy, Inc.	5,720	437,008

		$1,231,283
Energy - Integrated - 0.6%
Exxon Mobil Corp.	4,540	$308,039

Food & Beverages - 1.4%
General Mills, Inc.	4,090	$291,126
PepsiCo, Inc.	5,800	378,276

		$669,402
Food & Drug Stores - 0.7%
Kroger Co.	15,490	$344,343

General Merchandise - 0.8%
Target Corp.	7,080	$402,640

Insurance - 1.4%
MetLife, Inc.	9,740	$443,949
Travelers Cos., Inc.	5,380	272,981

		$716,930
Leisure & Toys - 0.4%
Hasbro, Inc.	5,140	$197,170

Major Banks - 2.0%
Bank of America Corp.	21,630	$385,663
Goldman Sachs Group, Inc.	2,240	325,248
State Street Corp.	5,920	257,520

		$968,431

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 0.5%
Becton, Dickinson & Co.	3,080	$235,220

Metals & Mining - 0.2%
United States Steel Corp.	1,780	$97,295

Network & Telecom - 0.3%
Nokia Corp., ADR	11,870	$144,339

Oil Services - 0.3%
Halliburton Co.	5,080	$155,702

Pharmaceuticals - 1.9%
Abbott Laboratories	7,080	$362,213
Johnson & Johnson	8,750	562,625

		$924,838
Printing & Publishing - 0.1%
American Media, Inc. (a)	3,970	$24,298
Golden Books Family Entertainment, Inc. (a)	53,266	0
World Color Press, Inc. (a)	1,209	14,629

		$38,927
Special Products & Services - 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	180	$7,560

Specialty Stores - 0.4%
Limited Brands, Inc.	6,610	$177,148

Telecommunications - Wireless - 0.7%
Vodafone Group PLC, ADR	15,410	$342,102

Telephone Services - 0.6%
Adelphia Business Solutions, Inc. (a)	40,000	$0
CenturyTel, Inc.	8,550	291,641

		$291,641
Trucking - 0.5%
United Parcel Service, Inc., “B”	3,840	$265,498

Utilities - Electric Power - 1.1%
Entergy Corp.	3,770	$306,463

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
PG&E Corp.	5,200	$227,760

		$534,223
Total Common Stocks (Identified Cost, $11,468,925)		$12,044,787

Preferred Stocks - 0.7%
Broadcasting - 0.5%
Spanish Broadcasting Systems, Inc., “B”, 10.75%	345	$241,500

Financial Institutions - 0.2%
GMAC, Inc., 7% (z)	124	$105,311
Total Preferred Stocks (Identified Cost, $438,212)		$346,811

Warrants - 0.0%
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Printing & Publishing - 0.0%
World Color Press, Inc. (1 share for 1 warrant) (a)	$13.00	8/26/09	685	$3,596
World Color Press, Inc. (1 share for 1 warrant) (a)	$16.30	8/26/09	685	1,576
Total Warrants (Identified Cost, $20,640)				$5,172

Money Market Funds (v) -1.6%
MFS Institutional Money Market Portfolio, 0.19%, at Cost and Net Asset Value			798,016	$798,016
Total Investments (Identified Cost, $49,131,922)				$47,633,202

Other Assets, Less Liabilities - 3.6%				1,804,374
Net Assets - 100.0%				$49,437,576

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(e)	The rate shown represents a current effective yield, not a coupon rate.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,783,141, representing 17.8% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Allbritton Communications Co., 8%, 2018	4/22/10	$55,000	$55,000
American Media Operations, Inc., 9%, 2013	1/29/09-10/15/09	16,206	13,681
American Media Operations, Inc., 14%, 2013	1/29/09-10/15/09	141,657	134,046
Anthracite Ltd., CDO, 6%, 2037	5/14/02	385,556	22,500
Banc of America Commercial Mortgage, Inc., FRN, 6.416%, 2051	6/19/08	238,146	90,868
Bonten Media Acquisition Co., 9%, 2015	5/22/07-11/15/09	181,801	79,994
Charter Communications Holding Co. LLC, 7.875%, 2018	4/14/10	25,000	25,438
Charter Communications Holding Co. LLC, 8.125%, 2020	4/14/10	15,000	15,338
Credit Acceptance Corp., 9.125%, 2017	1/25/10	58,535	62,700
Edgen Murray Corp., 12.25%, 2015	4/13/10-4/14/10	39,379	39,400
Falcon Franchise Loan LLC, FRN, 3.968%, 2025	1/29/03	104,390	14,075
Freescale Semiconductor, Inc., 9.25%, 2018	4/07/10	70,000	72,800
GMAC, Inc., 7% (Preferred Stock)	1/23/09	94,783	105,311
GWR Operating Partnership LLP, 10.875%, 2017	3/30/10-3/31/10	96,043	99,500
Gray Television, Inc., 10.5%, 2015	4/21/10	34,330	35,131

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Current Market Value
LBI Media, Inc., 8.5%, 2017	7/18/07	$88,807	$77,513
Local TV Finance LLC, 9.25%, 2015	11/09/07-11/30/09	225,132	162,325
ManTech International Corp., 7.25%, 2018	4/08/10	20,000	20,425
Morgan Stanley Capital I, Inc., FRN, 1.258%, 2039	7/20/04	10,178	19,531
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10	77,798	77,200
Preferred Term Securities XII Ltd., CDO, 0%, 2033	1/07/05	236,090	45
Preferred Term Securities XVI Ltd., CDO, 0%, 2035	12/08/04	300,000	30
Preferred Term Securities XVII Ltd., CDO, 0%, 2035	3/09/05	187,000	19
QVC, Inc., 7.375%, 2020	3/17/10	50,000	50,750
USI Holdings Corp., 9.75%, 2015	4/26/07-11/28/07	297,185	298,375
Total Restricted Securities			$1,571,995
% of Net Assets			3.2%

Derivative Contracts at 4/30/10

Forward Foreign Currency Exchange Contracts at 4/30/10

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	UBS AG	189,102	6/14/10	$258,393	$251,815	$6,578

At April 30, 2010, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $48,333,906)	$46,835,186
Underlying funds, at cost and value	798,016
Total investments, at value (identified cost, $49,131,922)		$47,633,202
Cash	$229,447
Receivables for
Forward foreign currency exchange contracts	6,578
Investments sold	1,309,145
Interest and dividends	889,283
Other assets	23,708
Total assets		$50,091,363
Liabilities
Payables for
Distributions	$223
Investments purchased	489,553
Payable to affiliates
Investment adviser	2,599
Transfer agent and dividend disbursing costs	535
Administrative services fee	96
Payable for independent trustees’ compensation	116,159
Accrued expenses and other liabilities	44,622
Total liabilities		$653,787
Net assets		$49,437,576
Net assets consist of
Paid-in capital	$66,279,554
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(1,492,372)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(14,557,140)
Accumulated distributions in excess of net investment income	(792,466)
Net assets		$49,437,576
Shares of beneficial interest outstanding		6,813,762
Net asset value per share (net assets of $49,437,576 / 6,813,762 shares of beneficial interest outstanding)		$7.26

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$1,781,934
Dividends	169,310
Dividends from underlying funds	640
Foreign taxes withheld	(1,107)
Total investment income		$1,950,777
Expenses
Management fee	$226,034
Transfer agent and dividend disbursing costs	6,946
Administrative services fee	8,679
Independent Trustees’ compensation	27,620
Stock exchange fee	11,793
Custodian fee	11,932
Shareholder communications	21,885
Auditing fees	30,095
Legal fees	4,125
Miscellaneous	7,157
Total expenses		$356,266
Fees paid indirectly	(13)
Reduction of expenses by investment adviser	(14,649)
Net expenses		$341,604
Net investment income		$1,609,173
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$779,150
Foreign currency transactions	28,399
Net realized gain (loss) on investments and foreign currency transactions		$807,549
Change in unrealized appreciation (depreciation)
Investments	$3,607,068
Translation of assets and liabilities in foreign currencies	9,259
Net unrealized gain (loss) on investments and foreign currency translation		$3,616,327
Net realized and unrealized gain (loss) on investments and foreign currency		$4,423,876
Change in net assets from operations		$6,033,049

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/10 (unaudited)	Year ended 10/31/09
Change in net assets
From operations
Net investment income	$1,609,173	$3,828,073
Net realized gain (loss) on investments and foreign currency transactions	807,549	(5,089,774)
Net unrealized gain (loss) on investments and foreign currency translation	3,616,327	14,034,472
Change in net assets from operations	$6,033,049	$12,772,771
Distributions declared to shareholders
From net investment income	$(1,609,173)	$(3,705,256)
From other sources	(727,374)	—
Total distributions declared to shareholders	$(2,336,547)	$(3,705,256)
Change in net assets from fund share transactions	$95,317	$(369,604)
Total change in net assets	$3,791,819	$8,697,911
Net assets
At beginning of period	45,645,757	36,947,846
At end of period (including accumulated distributions in excess of net investment income of $792,466 and $65,092, respectively)	$49,437,576	$45,645,757

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
			2009	2008	2007	2006	2005

Net asset value, beginning of period	$6.71		$5.36	$9.08	$9.52	$9.66	$10.12
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.56	$0.61	$0.55	$0.56	$0.60
Net realized and unrealized gain (loss) on investments and foreign currency	0.65		1.32	(3.52)	(0.02)	0.26	(0.04)
Total from investment operations	$0.89		$1.88	$(2.91)	$0.53	$0.82	$0.56
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.54)	$(0.60)	$(0.89)	$(0.59)	$(0.72)
From net realized gain on investments	—		—	—	(0.08)	—	—
From tax return of capital	—		—	(0.21)	—	(0.37)	(0.30)
From other sources	(0.10)		—	—	—	—	—
Total distributions declared to shareholders	$(0.34)		$(0.54)	$(0.81)	$(0.97)	$(0.96)	$(1.02)
Net increase from repurchase of capital shares	$—		$0.01	$—	$—	$—	$—
Net asset value, end of period	$7.26		$6.71	$5.36	$9.08	$9.52	$9.66
Per share market value, end of period	$7.67		$6.23	$4.75	$8.44	$10.91	$10.85
Total return at market value (%)	29.41	(n)	46.76	(36.80)	(14.74)	10.88	2.77
Total return at net asset value (%) (j)(r)(s)	13.73	(n)	40.08	(33.71)	5.11	8.66	4.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	(a)	1.64	1.47	1.27	1.37	1.37
Expenses after expense reductions (f)	1.46	(a)	1.64	1.47	1.27	1.37	1.37
Net investment income	6.86	(a)	10.17	7.85	5.70	5.82	5.95
Portfolio turnover	32		78	91	76	72	47
Net assets at end of period (000 Omitted)	$49,438		$45,646	$36,948	$62,558	$65,044	$65,478

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Special Value Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund may invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term

Notes to Financial Statements (unaudited) – continued

instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s

Notes to Financial Statements (unaudited) – continued

net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of April 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$10,994,960	$574,989	$24,298	$11,594,247
United Kingdom	342,102	—	—	342,102
Netherlands	296,281	—	—	296,281
Finland	144,339	—	—	144,339
Canada	19,801	—	—	19,801
Non-U.S. Sovereign Debt	—	394,175	—	394,175
Corporate Bonds	—	27,606,012	—	27,606,012
Commercial Mortgage-Backed Securities	—	738,374	—	738,374
Asset-Backed Securities (including CDO’s)	—	22,594	—	22,594
Foreign Bonds	—	4,687,352	—	4,687,352
Floating Rate Loans	—	989,909	—	989,909
Mutual Funds	798,016	—	—	798,016
Total Investments	$12,595,499	$35,013,405	$24,298	$47,633,202

Other Financial Instruments
Forward Currency Contracts	$—	$6,578	$—	$6,578

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/09	$5,320
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation(depreciation)	18,978
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of 4/30/10	$24,298

The net change in unrealized appreciation(depreciation) from investments still held as Level 3 at April 30,2010 is $18,978.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments

Notes to Financial Statements (unaudited) – continued

and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2010:

		Fair Value
Risk	Derivative	Asset Derivatives
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	$6,578

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2010 as reported in the Statement of Operations:

Foreign Currency Transactions
Foreign Exchange Contracts	$27,311

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2010 as reported in the Statement of Operations:

Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange Contracts	$9,631

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master

Notes to Financial Statements (unaudited) – continued

Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for

Notes to Financial Statements (unaudited) – continued

posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by

Notes to Financial Statements (unaudited) – continued

the fund. This amount, for the six months ended April 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 10% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions from other sources, in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, wash sale loss deferrals, foregin currency transactions, and dertivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/09
Ordinary income (including any short-term capital gains)	$3,705,256

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/10
Cost of investments	$50,033,453
Gross appreciation	3,648,437
Gross depreciation	(6,048,688)
Net unrealized appreciation (depreciation)	$(2,400,251)

As of 10/31/09
Undistributed ordinary income	221,172
Capital loss carryforwards	(14,488,216)
Other temporary differences	(289,175)
Net unrealized appreciation (depreciation)	(5,982,261)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/16	$(9,776,970)
10/31/17	(4,711,246)
Total	$(14,488,216)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.68% of the fund’s average daily net assets and 3.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The investment advisor has agreed in writing to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.90% of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such an agreement will continue at least until October 31, 2010. This management fee reduction amounted to $14,545, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2010 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an

Notes to Financial Statements (unaudited) – continued

agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2010, these fees paid to MFSC amounted to $2,465. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended April 30, 2010, the fund did not pay any out-of-pocket expenses to MFSC.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2010 was equivalent to an annual effective rate of 0.0370% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB Plan resulted in a pension expense of $2,142 and the Retirement Deferral plan resulted in an expense of $ 20,033, Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2010. The liability for deferred retirement benefits payable to certain independent Trustees under both Plans amounted to $107,536 at April 30, 2010, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt of

Notes to Financial Statements (unaudited) – continued

all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent Trustees’ compensation on the Statement of Assets and Liabilities is $7,167 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $283 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $104, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $14,465,197 and $16,264,509, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares

Notes to Financial Statements (unaudited) – continued

of beneficial interest. During the six months ended April 30, 2010, the fund did not repurchase any shares. Transactions in fund shares were as follows:

	Six months ended 4/30/10		Year ended 10/31/09
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	13,422	$95,317	—	$—
Treasury shares reacquired	—	—	(88,100)	(369,904)
Net change	13,422	$95,317	(88,100)	$(369,904)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2010, the fund’s commitment fee and interest expense were $358 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	400,012	7,759,007	(7,361,003)	798,016

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$640	$798,016

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of MFS Special Value Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Special Value Trust (the Fund), including the portfolio of investments, as of April 30, 2010, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended April 30, 2010. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2009, and financial highlights for each of the five years in the period ended October 31, 2009, and in our report dated December 17, 2009, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

June 16, 2010

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Transfer Agent, Registrar and Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

500 Boylston Street, Boston, MA 02116	New York Stock Exchange Symbol: MFV

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Special Value Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/09-11/30/09	0	N/A	0	654,164
12/01/09-12/31/09	0	N/A	0	654,164
1/01/10-1/31/10	0	N/A	0	654,164
2/01/10-2/28/10	0	N/A	0	654,164
3/01/10-3/31/10	0	N/A	0	680,499
4/01/10-4/30/10	0	N/A	0	680,499
Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2010 plan year is 680,499.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS SPECIAL VALUE TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: June 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: June 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2010

*	Print name and title of each signing officer under his or her signature.